UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    G.P. WAKEFIELD BUXTON
Address: 2071 CHAIN BRIDGE ROAD

         VIENNA, VA 22182

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     CATHERINE HOUSER
Title:    VP & TOM
Phone:    304-424-8751
Signature, Place, and Date of Signing:

    G.P. WAKEFIELD BUXTON  VIENNA, VA    JULY 03, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Entry Total:         $3,546



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
AVALONBAY COMMUNITIES INC.     COM              053484101      311     2820 SH       SOLE                     2820
BP AMOCO P L C                 COM              055622104       27      401 SH       SOLE                      401
BP AMOCO P L C                 COM              055622104      227     3266 SH       DEFINED                  3266
BANK AMERICA CORP              COM              060505104      208     4325 SH       SOLE                     4325
BANK AMERICA CORP              COM              060505104       11      248 SH       DEFINED                   248
EXXON MOBIL CORP               COM              30231G102      366     5970 SH       SOLE                     5970
EXXON MOBIL CORP               COM              30231G102       48      786 SH       DEFINED                   786
FUSION TELECOMMUNICATIONS IN   COM              36113B301      103    51581 SH       SOLE                    51581
GENERAL ELECTRIC CO    COMMON  COM              369604103      496    15071 SH       SOLE                    15071
GENERAL ELECTRIC CO    COMMON  COM              369604103        5      175 SH       DEFINED                   175
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      539     3875 SH       SOLE                     3875
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      118      850 SH       DEFINED                   850
PEPSICO INC       COMMON       COM              713448108      184     3070 SH       SOLE                     3070
PEPSICO INC       COMMON       COM              713448108       46      774 SH       DEFINED                   774
PROCTER & GAMBLE CO     COMMON COM              742718109      497     8949 SH       SOLE                     8949
PROCTER & GAMBLE CO     COMMON COM              742718109       25      450 SH       DEFINED                   450
UNITED BANKSHARES INC    COMMO COM              909907107      335     9159 SH       SOLE                     9159
IP2M, INC.                     COM              993003482        0    30000 SH       SOLE                    30000